Commitments, contingencies and operating risks - Guarantees issued (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guarantees
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guarantees issued	₽ 82,653	₽ 46,631
Performance guarantees
Guarantees
Financial and performance guarantees issued	81,537	45,581
Financial guarantees | Stage 1
Guarantees
Financial and performance guarantees issued	₽ 1,116	₽ 1,050